UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/08
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite 101
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
August 4, 2008

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                74
                                              -----------
Form 13F Information Table Value Total:       $   471,680
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 6/30/08








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
Aglres		COM   001204106	1,335  38,615SH SOLE                   38,615
Alcoa Inc	COM   013817101 1,225  34,406SH SOLE                   34,406
Altria Group    COM   02209S103 2,193 106,681SH SOLE                  106,681
Atmos Energy	COM   049560105 1,508  54,730SH SOLE		       54,730
AutoNation Inc.	COM   05329W102	  601  60,000SH SOLE		       60,000
Bank of Amer.	COM   060505104 3,577 149,888SH SOLE                  149,888
Biovail Corp	COM   09067J109	  756  78,430SH SOLE                   78,430
Black & Decker	COM   091797100	1,747  30,391SH SOLE                   30,391
Bristol Myers	COM   110122108   597  29,097SH SOLE                   29,097
Caterpillar 	COM   149123101 5,256  71,209SH SOLE                   71,209
Chevron Corp	COM   166764100 6,453  65,106SH SOLE	               65,106
Citigroup	COM   172967101 3,269 195,094SH SOLE                  195,094
ConocoPhillips  COM   20825C104 7,890  83,599SH SOLE                   83,599
Consol. Edison	COM   209115104	  470  12,040SH SOLE		       12,040
Conway 		COM   205944101	1,063  22,500SH SOLE		       22,500
Deluxe Corp	COM   248019101 1,685  94,605SH SOLE                   94,605
Dow Chemical	COM   260543103 5,002 143,284SH SOLE                  143,284
DTE Energy	COM   233331107   734  17,316SH SOLE                   17,316
Eastman Chem	COM   277432100 4,295  62,385SH SOLE                   62,385
Enerplus Res	COM   29274D604	  462  10,000SH SOLE		       10,000
Exxon Mobil	COM   30231G102 1,693  19,220SH SOLE                   19,220
Footlocker 	COM   344849104   823  66,110SH SOLE                   66,110
Fortune Brands	COM   349631101 1,212  19,429SH SOLE                   19,429
Freeport McM.	COM   35671D857 6,554  55,930SH SOLE                   55,930
Gannett Co	COM   364730101 1,806  83,374SH SOLE                   83,374
General Elec	COM   369604103	7,157 268,168SH SOLE		      268,168
General Mills	COM   370334104	1,275  20,990SH SOLE		       20,990
Genuine Parts	COM   372460105   653  16,460SH SOLE                   16,460
GlaxoSmithKlin  COM   37733W105 2,140  48,405SH SOLE                   48,405
Harley David.	COM   412822108	2,230  61,520SH SOLE		       61,520
Hawaiian Elec.	COM   419870100	2,992 120,988SH SOLE		      120,988
Hershey Co.	COM   427866108	4,803 146,545SH SOLE		      146,545
Home Depot	COM   437076102	4,676 199,660SH SOLE		      199,660
Hudson City Ba	COM   443683107   289  17,330SH SOLE		       17,330
Johnson & John	COM   478160104 2,635  40,964SH SOLE                   40,964
JPMorgan Chase	COM   46625H100 2,280  66,462SH SOLE                   66,462
Kraft Foods 	COM   50075N104 4,655 163,632SH SOLE		      163,632
Limited Brand	COM   532716107 1,457  86,495SH SOLE                   86,495
Louisiana Pac.	COM   546347105 1,641 193,354SH SOLE                  193,354
Marathon Oil	COM   565849106 1,749  33,731SH SOLE                   33,731
Masco Corp	COM   574599106 3,798 241,510SH SOLE                  241,510
Merck & Co.	COM   589331107 3,323  88,181SH SOLE                   88,181
Motorola Inc.	COM   620076109 1,264 172,291SH SOLE                  172,291
Mylan Inc.	COM   628530107	  887  73,500SH SOLE		       73,500
Nicor Inc.	COM   654086107	1,579  37,085SH SOLE		       37,085
Nucor Corp.	COM   670346105	1,335  17,891SH SOLE		       17,891
Occidental Pet.	COM   674599105	277,450 3,087,585SH SOLE            3,087,585
Olin Corp	COM   680665205 3,989 152,382SH SOLE                  152,382
Paccar Inc	COM   693718108 4,349 103,976SH SOLE                  103,976
Petrochina Co.	COM   71646E100	1,603  12,445SH SOLE		       12,445
Pfizer		COM   717081103 5,542 317,283SH SOLE                  317,283
Philip Morris	COM   718172109	4,362  88,326SH SOLE		       88,326
Polaris Ind.	COM   731068102 3,067  75,975SH SOLE                   75,975
Portland Gene	COM   736508847   495  22,000SH SOLE		       22,000
PPG Industries	COM   693506107 4,465  77,835SH SOLE                   77,835
Rayonier Inc.	COM   754907103	1,185  27,910SH SOLE		       27,910
Reynolds Amer.	COM   761713106   889  19,055SH SOLE                   19,055
Scana Corp 	COM   80589M102	1,177  31,830SH SOLE		       31,830
Sunono Inc.	COM   86764L108   995  24,475SH SOLE                   24,475
SuperValu	COM   868536103   902  29,229SH SOLE                   29,229
TATA Motors	COM   876568502 1,041 103,668SH SOLE                  103,668
Telecom Corp N	COM   879278208	5,447 403,251SH SOLE		      403,251
Tyco Intl.	COM   G9143X208   521  13,015SH SOLE                   13,015
United Parcel	COM   911312106	1,840  29,948SH SOLE                   29,948
Universal Corp	COM   913456109 4,729 104,594SH SOLE                  104,594
US Bancorp.	COM   902973304 1,083  38,840SH SOLE		       38,840
UST Inc.	COM   902911106 6,817 124,833SH SOLE		      124,833
Valero Energy   COM   91913Y100 4,022  97,678SH SOLE                   97,678
Verizon Comm	COM   92343V104 6,508 183,848SH SOLE                  183,848
Wachovia	COM   929903102 1,214  78,221SH SOLE		       78,221
Wal-Mart 	COM   931142103	1,819  32,375SH SOLE		       32,375
Weyerhaeuser	COM   962166104	3,978  77,799SH SOLE		       77,799
Whirlpool Corp	COM   963320106 3,888  62,988SH SOLE                   62,988
Wyeth		COM   983024100 3,239  67,555SH SOLE                   67,555




REPORT SUMMARY:    74        471,680